                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.8%

                                                       SHARES       VALUE
                                                     ---------   -----------
CONSUMER DISCRETIONARY - 18.6%
   BJ's Wholesale Club * .........................      13,500   $   614,925
   Children's Place Retail Stores * ..............      13,200       552,420
   Finish Line, Cl A .............................      40,500       579,555
   Jo-Ann Stores * ...............................       7,406       310,237
   John Wiley & Sons, Cl A .......................       6,800       267,784
   Papa John's International * ...................      12,200       309,026
   Rent-A-Center *................................      13,600       299,064
   True Religion Apparel * .......................      24,800       609,584
   Vail Resorts * ................................      16,400       621,232
   Warnaco Group * ...............................      14,100       588,957
   Wolverine World Wide ..........................      22,600       646,134
                                                                 -----------
                                                                   5,398,918
                                                                 -----------
CONSUMER STAPLES - 2.1%
   Spartan Stores ................................      43,300       621,788
                                                                 -----------
ENERGY - 5.7%
   Approach Resources * ..........................      21,500       144,910
   Atlas Energy * ................................      20,100       594,759
   Dawson Geophysical * ..........................      13,600       317,016
   Rex Energy * ..................................      56,500       598,900
                                                                 -----------
                                                                   1,655,585
                                                                 -----------
FINANCIAL SERVICES - 18.8%
   Bancfirst .....................................       7,300       300,614
   Calamos Asset Management, Cl A ................      65,600       682,240
   Chemical Financial ............................      12,050       270,523
   East West Bancorp .............................      24,400       380,396
   First Citizens BancShares, Cl A ...............       1,500       283,515
   First Financial Bancorp .......................       3,300        52,470
   FirstMerit ....................................      31,100       612,981
   Infinity Property & Casualty ..................       6,549       314,614
   Knight Capital Group, Cl A * ..................      41,000       589,580
   Stifel Financial * ............................      13,250       614,005

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                     ---------   -----------
FINANCIAL SERVICES - CONTINUED
   Suffolk Bancorp ...............................       4,800   $   130,128
   Texas Capital Bancshares * ....................      39,000       650,910
   UMB Financial .................................      14,600       549,252
                                                                 -----------
                                                                   5,431,228
                                                                 -----------
HEALTH CARE - 4.0%
   CryoLife * ....................................      99,000       530,640
   Healthsouth * .................................      33,700       623,787
                                                                 -----------
                                                                   1,154,427
                                                                 -----------
MATERIALS & PROCESSING - 9.5%
   AAON ..........................................      12,700       315,722
   Beacon Roofing Supply * .......................      31,900       544,214
   Kaydon ........................................      16,300       619,237
   Lennox International ..........................       7,300       318,791
   Sensient Technologies .........................      21,300       627,498
   Thompson Creek Metals * .......................      33,600       312,480
                                                                 -----------
                                                                   2,737,942
                                                                 -----------
PRODUCER DURABLES - 18.7%
   AO Smith ......................................      10,700       585,076
   Astec Industries * ............................      20,100       630,135
   Genesee & Wyoming, Cl A * .....................      15,100       617,288
   Landstar System ...............................      14,400       583,776
   Layne Christensen * ...........................      23,300       587,393
   Moog, Cl A * ..................................      16,100       576,541
   Rollins .......................................      28,300       618,072
   Saia * ........................................      20,300       306,530
   Teledyne Technologies * .......................       7,700       315,931
   Wabtec ........................................      13,200       588,852
                                                                 -----------
                                                                   5,409,594
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS - 2.2%
   Equity Lifestyle Properties ...................      12,000       635,160
                                                                 -----------
TECHNOLOGY - 8.7%
   Mantech International, Cl A * .................      14,300       566,995
   MKS Instruments * .............................      30,700       658,822

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                     ---------   -----------
TECHNOLOGY - CONTINUED
   Quest Software * ..............................      32,900   $   663,264
   SYNNEX * ......................................      23,608       623,015
                                                                 -----------
                                                                   2,512,096
                                                                 -----------
UTILITIES - 6.5%
   Avista ........................................      30,600       640,152
   Cleco .........................................      21,700       619,535
   Portland General Electric .....................      32,400       618,840
                                                                 -----------
                                                                   1,878,527
                                                                 -----------
   TOTAL COMMON STOCK
      (Cost $25,614,196) .........................                27,435,265
                                                                 -----------

SHORT-TERM INVESTMENT - 5.5%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.050% (A)
      (Cost $1,575,534) ..........................   1,575,534     1,575,534
                                                                 -----------
   TOTAL INVESTMENTS - 100.3%
      (Cost $27,189,730) + .......................               $29,010,799
                                                                 ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $28,930,502.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

CL - CLASS

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,189,730, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,961,684 AND $(1,140,615), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

WHG-QH-009-0800

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.5%

                                                       SHARES       VALUE
                                                     ---------   ------------
CONSUMER DISCRETIONARY - 13.1%
   BJ's Wholesale Club * .........................     130,800   $  5,957,940
   BorgWarner * ..................................     135,200      5,929,872
   Gentex ........................................     296,300      5,709,701
   Lear * ........................................      85,700      6,699,169
   PetSmart ......................................      91,700      2,847,285
   Signet Jewelers * .............................     182,645      5,437,342
   Tupperware Brands .............................     140,900      5,550,051
                                                                 ------------
                                                                   38,131,360
                                                                 ------------
CONSUMER STAPLES - 4.6%
   Dr. Pepper Snapple Group ......................      81,500      3,060,325
   JM Smucker ....................................      90,900      5,583,987
   Molson Coors Brewing, Cl B ....................     106,100      4,775,561
                                                                 ------------
                                                                   13,419,873
                                                                 ------------
ENERGY - 7.8%
   Cabot Oil & Gas ...............................     160,800      4,899,576
   Enbridge Energy Partners LP (A)................      41,655      2,260,200
   Magellan Midstream Partners (A)................      40,900      1,997,965
   Plains All American Pipeline LP (A)............      33,100      2,033,333
   Plains Exploration & Production* ..............     253,000      5,705,150
   Rowan * .......................................     229,900      5,807,274
                                                                 ------------
                                                                   22,703,498
                                                                 ------------
FINANCIAL SERVICES - 21.1%
   Aspen Insurance Holdings ......................     233,600      6,388,960
   Axis Capital Holdings .........................     194,100      6,050,097
   Commerce Bancshares ...........................     158,035      6,187,070
   East West Bancorp .............................     352,200      5,490,798
   Eaton Vance ...................................     195,300      5,851,188
   First Financial Bancorp .......................      30,784        489,466
   First Niagara Financial Group .................     221,300      2,967,633
   HCC Insurance Holdings ........................     207,800      5,427,736
   Hudson City Bancorp ...........................     411,200      5,107,104
   Lazard, Cl A (A)...............................     192,700      5,717,409
   Nara Bancorp * ................................     193,610      1,388,184

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES        VALUE
                                                     ---------   ------------
FINANCIAL SERVICES - CONTINUED
   Safety Insurance Group ........................      81,100   $  3,179,120
   Transatlantic Holdings ........................      62,700      2,997,687
   Willis Group Holdings .........................     141,087      4,317,262
                                                                 ------------
                                                                   61,559,714
                                                                 ------------
HEALTH CARE - 8.8%
   Beckman Coulter ...............................     124,336      5,698,319
   CareFusion * ..................................     137,640      2,900,075
   DENTSPLY International ........................     178,800      5,367,576
   Laboratory Corp of America Holdings * .........      76,400      5,575,672
   Natus Medical * ...............................      81,462      1,195,862
   Universal Health Services, Cl B ...............     136,700      4,917,099
                                                                 ------------
                                                                   25,654,603
                                                                 ------------
MATERIALS & PROCESSING - 10.1%
   Airgas ........................................      44,900      2,931,521
   Albemarle .....................................     137,900      6,015,198
   Aptargroup ....................................     146,600      6,314,062
   Cliffs Natural Resources ......................      51,500      2,913,355
   Eastman Chemical ..............................      82,900      5,192,856
   Packaging Corp of America .....................     117,200      2,812,800
   Temple-Inland .................................     129,600      2,599,776
   Timken ........................................      21,300        716,106
                                                                 ------------
                                                                   29,495,674
                                                                 ------------
PRODUCER DURABLES - 12.1%
   AGCO * ........................................     178,000      6,187,280
   Alexander & Baldwin ...........................     185,800      6,233,590
   Alliant Techsystems * .........................      84,700      5,688,452
   Gardner Denver ................................     121,867      6,187,187
   Navistar International * ......................     107,100      5,538,141
   URS * .........................................     132,346      5,345,455
                                                                 ------------
                                                                   35,180,105
                                                                 ------------

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                     ---------   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.1%
   Equity Lifestyle Properties ...................      57,200   $  3,027,596
   Healthcare Realty Trust .......................     129,000      3,027,630
                                                                 ------------
                                                                    6,055,226
                                                                 ------------
TECHNOLOGY - 12.8%
   Altera ........................................     124,100      3,440,052
   Amphenol, Cl A ................................      69,800      3,127,040
   CACI International, Cl A * ....................     100,373      4,719,538
   CommScope * ...................................     215,300      4,379,202
   McAfee * ......................................     157,600      5,216,560
   Quest Software * ..............................     294,400      5,935,104
   STEC * ........................................     320,100      4,993,560
   Western Digital * .............................     207,200      5,468,008
                                                                 ------------
                                                                   37,279,064
                                                                 ------------
UTILITIES - 5.0%
   DPL ...........................................     232,500      5,884,575
   DTE Energy ....................................      63,800      2,945,008
   Wisconsin Energy ..............................     109,400      5,938,232
                                                                 ------------
                                                                   14,767,815
                                                                 ------------
   TOTAL COMMON STOCK
      (Cost $261,636,505) ........................                284,246,932
                                                                 ------------
SHORT-TERM INVESTMENT - 2.4%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.050% (B)
      (Cost $6,922,670) ..........................   6,922,670      6,922,670
                                                                 ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $268,559,175)  + .....................               $291,169,602
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $291,541,489.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2010, THESE SECURITIES AMOUNTED TO $12,008,907 OR 4.12% OF NET ASSETS.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

CL - CLASS
LP - LIMITED PARTNERSHIP

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $268,559,175, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $36,813,396 AND $(14,202,969), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

WHG-QH-006-0800

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)


SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.6%

                                                       SHARES       VALUE
                                                     ---------   ------------
CONSUMER DISCRETIONARY - 11.0%
   Comcast, Cl A .................................     209,700   $  4,082,859
   DIRECTV * .....................................      99,800      3,708,568
   eBay * ........................................      94,400      1,973,904
   Gap ...........................................     205,900      3,728,849
   Nike, Cl B ....................................      36,400      2,680,496
   TJX ...........................................      52,100      2,163,192
   Walt Disney ...................................     113,100      3,810,339
                                                                 ------------
                                                                   22,148,207
                                                                 ------------
CONSUMER STAPLES - 5.0%
   CVS/Caremark ..................................     130,600      4,008,114
   Philip Morris International ...................      80,900      4,129,136
   Sysco .........................................      64,800      2,006,856
                                                                 ------------
                                                                   10,144,106
                                                                 ------------
ENERGY - 13.4%
   Anadarko Petroleum ............................      52,600      2,585,816
   Apache ........................................      40,900      3,909,222
   Chevron .......................................      80,600      6,142,526
   EQT ...........................................     107,300      3,935,764
   Exxon Mobil ...................................      81,000      4,834,080
   National Oilwell Varco ........................      52,400      2,051,984
   Occidental Petroleum ..........................      47,100      3,670,503
                                                                 ------------
                                                                   27,129,895
                                                                 ------------
FINANCIAL SERVICES - 18.2%
   ACE ...........................................      68,700      3,646,596
   Ameriprise Financial ..........................      95,000      4,027,050
   Bank of America ...............................     422,100      5,926,284
   Franklin Resources ............................      42,100      4,234,418
   JPMorgan Chase ................................     153,100      6,166,868
   MetLife .......................................      96,800      4,071,408
   Travelers .....................................      74,900      3,778,705
   Wells Fargo ...................................     180,700      5,010,811
                                                                 ------------
                                                                   36,862,140
                                                                 ------------

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                     ---------   ------------
HEALTH CARE - 11.4%
   Bristol-Myers Squibb ..........................     153,800   $  3,832,696
   Covidien ......................................      51,500      1,921,980
   Johnson & Johnson .............................     104,600      6,076,214
   Merck .........................................      79,000      2,722,340
   Pfizer ........................................     355,000      5,325,000
   Teva Pharmaceutical Industries ADR ............      64,500      3,150,825
                                                                 ------------
                                                                   23,029,055
                                                                 ------------
MATERIALS & PROCESSING - 3.2%
   EI Du Pont de Nemours .........................     111,600      4,538,772
   Nucor .........................................      49,400      1,933,516
                                                                 ------------
                                                                    6,472,288
                                                                 ------------
PRODUCER DURABLES - 17.4%
   Boeing ........................................      56,800      3,870,352
   Caterpillar ...................................      29,500      2,057,625
   Cummins .......................................      51,500      4,099,915
   Deere .........................................      61,800      4,120,824
   FedEx .........................................      24,700      2,038,985
   General Electric ..............................     261,700      4,218,604
   Honeywell International .......................      94,800      4,063,128
   ITT ...........................................      51,700      2,436,104
   Raytheon ......................................      46,700      2,160,809
   Union Pacific .................................      54,300      4,054,581
   Xerox .........................................     206,600      2,012,284
                                                                 ------------
                                                                   35,133,211
                                                                 ------------
TECHNOLOGY - 12.0%
   Cisco Systems * ...............................     166,000      3,829,620
   Corning .......................................     217,800      3,946,536
   EMC * .........................................     196,200      3,882,798
   Intel .........................................     123,500      2,544,100
   International Business Machines ...............      31,100      3,993,240
   Microsoft .....................................     157,300      4,059,913
   Oracle ........................................      82,500      1,950,300
                                                                 ------------
                                                                   24,206,507
                                                                 ------------

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                     ---------   ------------
UTILITIES - 6.0%
   American Electric Power .......................     114,200   $  4,108,916
   AT&T ..........................................     153,800      3,989,572
   Dominion Resources ............................      93,400      3,921,866
                                                                 ------------
                                                                   12,020,354
                                                                 ------------
   TOTAL COMMON STOCK
      (Cost $178,021,755) ........................                197,145,763
                                                                 ------------
SHORT-TERM INVESTMENT - 3.2%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.050% (A)
      (Cost $6,505,734) ..........................   6,505,734      6,505,734
                                                                 ------------

   TOTAL INVESTMENTS - 100.8%
      (Cost $184,527,489) + ......................               $203,651,497
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $202,039,894.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $184,527,489, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,188,531 AND $(6,064,523), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

WHG-QH-007-0800

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 48.6%

                                                       SHARES         VALUE
                                                     ----------   ------------
CONSUMER DISCRETIONARY - 3.6%
   McDonald's ....................................       28,200   $  1,966,386
   Time Warner Cable .............................       36,100      2,063,837
   Wal-Mart Stores ...............................       35,400      1,812,126
                                                                  ------------
                                                                     5,842,349
                                                                  ------------
CONSUMER STAPLES - 3.5%
   General Mills .................................       53,198      1,819,372
   Philip Morris International ...................       36,100      1,842,544
   Sysco .........................................       65,600      2,031,632
                                                                  ------------
                                                                     5,693,548
                                                                  ------------
ENERGY - 13.6%
   Boardwalk Pipeline Partners LP (A).............       64,001      1,971,231
   Chevron .......................................       26,200      1,996,702
   Energy Transfer Equity LP (A)..................       58,355      2,075,104
   Enterprise Products Partners LP (A)............       53,341      2,015,756
   Exxon Mobil ...................................       69,800      4,165,664
   Hugoton Royalty Trust .........................      210,100      4,401,595
   Plains All American Pipeline LP (A)............       26,800      1,646,324
   Sunoco Logistics Partners LP (A)...............       26,700      2,044,152
   Williams Pipeline Partners LP (A)..............       52,400      1,804,132
                                                                  ------------
                                                                    22,120,660
                                                                  ------------
FINANCIAL SERVICES - 1.3%
   Travelers .....................................       40,100      2,023,045
                                                                  ------------
HEALTH CARE - 4.9%
   Bristol-Myers Squibb ..........................      164,400      4,096,848
   Johnson & Johnson .............................       67,500      3,921,075
                                                                  ------------
                                                                     8,017,923
                                                                  ------------
MATERIALS & PROCESSING - 2.6%
   EI Du Pont de Nemours .........................      103,200      4,197,144
                                                                  ------------
PRODUCER DURABLES - 2.4%
   Hubbell .......................................       43,800      2,066,922

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES         VALUE
                                                     ----------   ------------
PRODUCER DURABLES - CONTINUED
   Raytheon ......................................       41,000   $  1,897,070
                                                                  ------------
                                                                     3,963,992
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS - 2.6%
   Healthcare Realty Trust .......................       83,700      1,964,439
   Rayonier ......................................       45,600      2,226,648
                                                                  ------------
                                                                     4,191,087
                                                                  ------------
TECHNOLOGY - 2.7%
   Microchip Technology ..........................      143,200      4,360,440
                                                                  ------------
UTILITIES - 11.4%
   American Electric Power .......................       56,800      2,043,664
   AT&T ..........................................       77,100      1,999,974
   Nextera Energy ................................       38,400      2,008,320
   PG&E ..........................................       92,700      4,115,880
   Southern ......................................      115,000      4,062,950
   Vodafone Group ADR ............................      183,700      4,313,276
                                                                  ------------
                                                                    18,544,064
                                                                  ------------
   TOTAL COMMON STOCK
      (Cost $69,492,692) .........................                  78,954,252
                                                                  ------------
PREFERRED STOCK - 11.1%
CONSUMER DISCRETIONARY - 2.5%
   Comcast, Ser B, 7.000% ........................      154,900      3,991,773
                                                                  ------------

FINANCIAL SERVICES - 3.6%
   Citigroup, 7.500% .............................       17,850      2,172,345
   Hartford Financial Services Group, 7.250%             86,700      2,124,150
   JPMorgan Chase Capital XXVIII, 7.200% (B)......       58,200      1,549,284
                                                                  ------------
                                                                     5,845,779
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS - 2.5%
   Public Storage, Ser M, 6.625% .................      158,100      3,969,891
                                                                  ------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT        VALUE
                                                     ----------   ------------
UTILITIES - 2.5%
   Dominion Resources, Ser A, 8.375% .............       79,700   $  2,269,856
   FPL Group Capital, Ser E, 7.450% ..............       68,645      1,860,279
                                                                  ------------
                                                                     4,130,135
                                                                  ------------
   TOTAL PREFERRED STOCK
      (Cost $16,380,925) .........................                  17,937,578
                                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.4%
   FHLMC
      5.500%, 07/18/16............................   $2,250,000      2,665,751
      3.750%, 03/27/19............................    1,500,000      1,587,416
      2.125%, 03/23/12............................    2,700,000      2,768,531
   FNMA
      5.375%, 06/12/17............................    2,750,000      3,252,359
      4.375%, 09/15/12............................    2,250,000      2,422,678
      4.375%, 03/15/13............................    2,000,000      2,181,948
      3.375%, 05/19/11............................    2,000,000      2,049,578
                                                                  ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $16,088,963) .........................                  16,928,261
                                                                  ------------
CORPORATE OBLIGATIONS - 15.0%
CONSUMER STAPLES - 0.8%
   Philip Morris International
      6.875%, 03/17/14............................    1,100,000      1,279,334
                                                                  ------------
ENERGY - 2.6%
   Anadarko Petroleum
      5.950%, 09/15/16............................    1,750,000      1,688,248
   BHP Billiton Finance USA
      5.500%, 04/01/14............................    1,250,000      1,414,481

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                        FACE
                                                       AMOUNT         VALUE
                                                     ----------   ------------
ENERGY - CONTINUED
   Marathon Oil
      5.900%, 03/15/18............................   $1,000,000   $  1,121,256
                                                                  ------------
                                                                     4,223,985
                                                                  ------------
FINANCIAL SERVICES - 4.9%
   Bank of America
      5.650%, 05/01/18............................    1,550,000      1,622,577
   Barclays Bank MTN
      5.000%, 09/22/16............................    1,750,000      1,876,495
   Citigroup
      6.375%, 08/12/14............................    1,200,000      1,305,422
   JPMorgan Chase
      6.300%, 04/23/19............................    1,500,000      1,703,259
   Travelers
      6.250%, 03/15/37 (B)........................    1,550,000      1,468,996
                                                                  ------------
                                                                     7,976,749
                                                                  ------------
PRODUCER DURABLES - 2.2%
   Boeing
      6.000%, 03/15/19............................    1,000,000      1,187,764
   CSX
      6.250%, 04/01/15............................    2,000,000      2,323,008
                                                                  ------------
                                                                     3,510,772
                                                                  ------------
REAL ESTATE INVESTMENT TRUST - 0.9%
   Vornado Realty
      4.250%, 04/01/15 ...........................    1,500,000      1,515,930
                                                                  ------------
TECHNOLOGY - 2.8%
   Arrow Electronics
      6.000%, 04/01/20............................    1,375,000      1,440,557
   Koninklijke Philips Electronics
      4.625%, 03/11/13............................    1,200,000      1,298,400

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                        FACE
                                                       AMOUNT         VALUE
                                                     ----------   ------------
TECHNOLOGY - CONTINUED
   Oracle
      4.950%, 04/15/13............................   $1,700,000   $  1,876,720
                                                                  ------------
                                                                     4,615,677
                                                                  ------------
UTILITIES - 0.8%
   AT&T
      6.700%, 11/15/13............................    1,100,000      1,277,603
                                                                  ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $22,471,732) .........................                  24,400,050
                                                                  ------------
U.S. TREASURY OBLIGATIONS - 9.0%
   U.S. Treasury Inflationary Protection
      Securities
      2.500%, 07/15/16............................    1,750,000      2,109,362
      2.125%, 01/15/19............................    2,400,000      2,667,145
      1.375%, 07/15/18............................    2,300,000      2,417,245
      1.250%, 04/15/14............................    1,500,000      1,618,520
                                                                  ------------
                                                                     8,812,272
                                                                  ------------
   U.S. Treasury Notes
      3.375%, 11/30/12............................    1,500,000      1,597,968
      3.375%, 11/15/19............................    1,750,000      1,824,375
      3.250%, 05/31/16............................    2,250,000      2,410,839
                                                                  ------------
                                                                     5,833,182
                                                                  ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $13,664,694) .........................                  14,645,454
                                                                  ------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

SHORT-TERM INVESTMENT - 5.1%

                                                       SHARES         VALUE
                                                     ----------   ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.050% (C)
      (Cost $8,325,265) ..........................    8,325,265   $  8,325,265
                                                                  ------------
   TOTAL INVESTMENTS - 99.2%
      (Cost $146,424,271)  + .....................                $161,190,860
                                                                  ============

PERCENTAGES ARE BASED ON NET ASSETS OF $162,510,941.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2010, THESE SECURITIES AMOUNTED TO $11,566,699 OR 7.11% OF NET ASSETS.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR   - AMERICAN DEPOSITARY RECEIPT
CL    - CLASS
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LP    - LIMITED PARTNERSHIP
MTN   - MEDIUM TERM NOTE
SER   - SERIES

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $146,424,271, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,028,164 AND $(1,261,575), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2010 (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2010 WHEN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820):

                                        LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                     ------------   -----------   -------   ------------
INVESTMENTS IN SECURITIES
COMMON STOCK                         $ 78,954,252   $        --     $--     $ 78,954,252
PREFERRED STOCK                        17,937,578            --      --       17,937,578
U.S. GOVERNMENT AGENCY OBLIGATIONS             --    16,928,261      --       16,928,261
CORPORATE OBLIGATIONS                          --    24,400,050      --       24,400,050
U.S. TREASURY OBLIGATIONS                      --    14,645,454      --       14,645,454
SHORT-TERM INVESTMENT                   8,325,265            --      --        8,325,265
                                     ------------   -----------     ---     ------------
TOTAL INVESTMENTS IN SECURITIES      $105,217,095   $55,973,765     $--     $161,190,860
                                     ============   ===========     ===     ============

WHG-QH-005-0700

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 56.2%

                                                      SHARES        VALUE
                                                     --------     ----------
CONSUMER DISCRETIONARY - 6.3%
   Comcast, Cl A .................................      5,700     $  110,979
   DIRECTV, Cl A * ...............................      2,900        107,764
   eBay * ........................................      2,600         54,366
   Gap ...........................................      5,800        105,038
   Nike, Cl B ....................................        800         58,912
   TJX ...........................................      1,300         53,976
   Walt Disney ...................................      3,200        107,808
                                                                  ----------
                                                                     598,843
                                                                  ----------
CONSUMER STAPLES - 2.9%
   CVS/Caremark ..................................      3,500        107,415
   Philip Morris International ...................      2,100        107,184
   Sysco .........................................      1,800         55,746
                                                                  ----------
                                                                     270,345
                                                                  ----------
ENERGY - 7.7%
   Anadarko Petroleum ............................      1,200         58,992
   Apache ........................................      1,100        105,138
   Chevron .......................................      2,200        167,662
   EQT ...........................................      2,900        106,372
   Exxon Mobil ...................................      2,200        131,296
   National Oilwell Varco ........................      1,400         54,824
   Occidental Petroleum ..........................      1,400        109,102
                                                                  ----------
                                                                     733,386
                                                                  ----------
FINANCIAL SERVICES - 10.9%
   ACE ...........................................      2,000        106,160
   Ameriprise Financial ..........................      2,600        110,214
   Bank of America ...............................     11,700        164,268
   Franklin Resources ............................      1,200        120,696
   JPMorgan Chase ................................      4,200        169,176
   MetLife .......................................      2,800        117,768
   Travelers .....................................      2,200        110,990
   Wells Fargo ...................................      4,900        135,877
                                                                  ----------
                                                                   1,035,149
                                                                  ----------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                      SHARES         VALUE
                                                     --------     ----------
HEALTH CARE - 6.2%
   Bristol-Myers Squibb ..........................      4,300     $  107,156
   Covidien ......................................      1,400         52,248
   Johnson & Johnson .............................      2,900        168,461
   Merck .........................................      1,500         51,690
   Pfizer ........................................     10,000        150,000
   Teva Pharmaceutical Industries ADR.............      1,200         58,620
                                                                  ----------
                                                                     588,175
                                                                  ----------
MATERIALS & PROCESSING - 1.9%
   EI Du Pont de Nemours .........................      3,000        122,010
   Nucor .........................................      1,400         54,796
                                                                  ----------
                                                                     176,806
                                                                  ----------
PRODUCER DURABLES - 9.9%
   Boeing ........................................      1,400         95,396
   Caterpillar ...................................        800         55,800
   Cummins .......................................      1,400        111,454
   Deere .........................................      1,700        113,356
   FedEx .........................................        700         57,785
   General Electric ..............................      7,400        119,288
   Honeywell International .......................      2,600        111,436
   ITT ...........................................      1,100         51,832
   Raytheon ......................................      1,200         55,524
   Xerox .........................................      5,800         56,492
   Union Pacific .................................      1,500        112,005
                                                                  ----------
                                                                     940,368
                                                                  ----------
TECHNOLOGY - 6.8%
   Cisco Systems * ...............................      4,200         96,894
   Corning .......................................      5,700        103,284
   EMC * .........................................      5,500        108,845
   Intel .........................................      3,100         63,860
   International Business Machines ...............        800        102,720
   Microsoft .....................................      4,500        116,145
   Oracle ........................................      2,400         56,736
                                                                  ----------
                                                                     648,484
                                                                  ----------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE
                                                     --------     ----------
UTILITIES - 3.6%
   American Electric Power .......................      3,100     $  111,538
   AT&T ..........................................      4,400        114,136
   Dominion Resources ............................      2,700        113,373
                                                                  ----------
                                                                     339,047
                                                                  ----------
   TOTAL COMMON STOCK
      (Cost $4,713,267) ..........................                 5,330,603
                                                                  ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.5%
   FHLMC
      5.125%, 07/15/12............................   $100,000        108,845
      4.750%, 12/08/10............................     80,000         81,278
      3.750%, 03/27/19............................    100,000        105,828
      2.125%, 03/23/12............................    100,000        102,538
   FNMA
      5.375%, 11/15/11............................    100,000        106,350
      5.375%, 06/12/17............................    100,000        118,268
      5.000%, 04/15/15............................     60,000         69,034
      4.375%, 09/15/12............................    100,000        107,674
      4.375%, 03/15/13............................    125,000        136,372
      4.250%, 08/15/10............................    100,000        100,147
      3.375%, 05/19/11............................    150,000        153,718
                                                                  ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,132,097) ..........................                 1,190,052
                                                                  ----------
CORPORATE OBLIGATIONS - 13.4%
ENERGY - 4.5%
   Apache
      5.250%, 04/15/13............................     75,000         81,529
   BHP Billiton Finance USA
      5.500%, 04/01/14............................     75,000         84,869

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                       FACE
                                                      AMOUNT         VALUE
                                                     --------     ----------
ENERGY - CONTINUED
   General Electric
      5.000%, 02/01/13............................   $ 75,000     $   81,249
   Marathon Oil
      5.900%, 03/15/18............................     75,000         84,094
   XTO Energy
      6.500%, 12/15/18............................     75,000         92,351
                                                                  ----------
                                                                     424,092
                                                                  ----------
FINANCIAL SERVICES - 3.4%
   Ace INA Holdings
      5.600%, 05/15/15............................     50,000         55,635
   Barclays Bank, Ser 1
      5.000%, 09/22/16............................     50,000         53,614
   Berkshire Hathaway
      5.125%, 09/15/12............................     75,000         81,119
   Citigroup MTN
      5.500%, 10/15/14............................     75,000         79,443
   JPMorgan Chase
      6.300%, 04/23/19............................     50,000         56,776
                                                                  ----------
                                                                     326,587
                                                                  ----------
PRODUCER DURABLES - 0.9%
   Burlington Northern Santa Fe
      5.650%, 05/01/17............................     75,000         84,395
                                                                  ----------
REAL ESTATE INVESTMENT TRUST - 0.5%
   Vornado Realty
      4.250%, 04/01/15 ...........................     50,000         50,531
                                                                  ----------
TECHNOLOGY - 2.9%
   Koninklijke Philips Electronics
      4.625%, 03/11/13............................     75,000         81,150
   Oracle
      4.950%, 04/15/13............................    100,000        110,395

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                       FACE
                                                      AMOUNT         VALUE
                                                     --------     ----------
TECHNOLOGY - CONTINUED
   Vodafone Group
      4.150%, 06/10/14............................   $ 75,000     $   79,664
                                                                  ----------
                                                                     271,209
                                                                  ----------
UTILITIES - 1.2%
   AT&T
      6.700%, 11/15/13............................     50,000         58,073
   Southern
      4.150%, 05/15/14............................     50,000         53,241
                                                                  ----------
                                                                     111,314
                                                                  ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $1,171,377) ..........................                 1,268,128
                                                                  ----------
U.S. TREASURY OBLIGATIONS - 10.8%
   U.S. Treasury Bill (A)
      0.427%, 04/07/11............................    100,000         99,861
                                                                  ----------
   U.S. Treasury Inflationary Protection
      Securities
      2.500%, 07/15/16............................     75,000         90,401
      2.125%, 01/15/19............................     75,000         83,348
      1.375%, 07/15/18............................    100,000        105,098
      1.250%, 04/15/14............................     50,000         53,951
                                                                  ----------
                                                                     332,798
                                                                  ----------
   U.S. Treasury Notes
      5.125%, 05/15/16............................    105,000        123,440
      4.000%, 02/15/15............................    110,000        122,375
      3.625%, 08/15/19............................    100,000        106,594
      3.375%, 11/30/12............................    125,000        133,164
      3.375%, 11/15/19............................    100,000        104,250
                                                                  ----------
                                                                     589,823
                                                                  ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $945,541) ............................                 1,022,482
                                                                  ----------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2010 (UNAUDITED)

SHORT-TERM INVESTMENT - 7.9%

                                                      SHARES         VALUE
                                                     --------     ----------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.050% (B)
      (Cost $754,000) ............................    754,000     $  754,000
                                                                  ----------
   TOTAL INVESTMENTS - 100.8%
      (Cost $8,716,282) + ........................                $9,565,265
                                                                  ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $9,493,599.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR   - AMERICAN DEPOSITARY RECEIPT
CL    - CLASS
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
SER   - SERIES

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,716,282, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,005,827 AND $(156,844), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2010 WHEN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820:

                                       LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                     ----------   ----------   -------   ----------
INVESTMENTS IN SECURITIES
COMMON STOCK                         $5,330,603   $       --     $--     $5,330,603
U.S. GOVERNMENT AGENCY OBLIGATIONS           --    1,190,052      --      1,190,052
CORPORATE OBLIGATIONS                        --    1,268,128      --      1,268,128
U.S. TREASURY OBLIGATIONS                    --    1,022,482      --      1,022,482
SHORT-TERM INVESTMENT                   754,000           --      --        754,000
                                     ----------   ----------     ---     ----------
TOTAL INVESTMENTS IN SECURITIES      $6,084,603   $3,480,662     $--     $9,565,265
                                     ==========   ==========     ===     ==========

WHG-QH-008-0700

ITEM 1. SCHEDULE OF INVESTMENTS

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010